Risk management - Spain companies portfolio (Details) - Spain € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Credit risk
Percent at risk	27.00%
Risk exposure	€ 283,953
SMEs and Corporates
Credit risk
Percent at risk	40.00%
Decrease in risk exposure	5.20%
Risk exposure	€ 114,937
Non-performing rate (as a percent)	7.48%
Increase in nonperforming ratio (as a percent)	0.06%